Earnings Per Share	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share

6. Earnings Per Share.

The following details the computations of the basic and diluted earnings per common share. (Dollars in thousands, except per share amounts.)

	Years Ended September 30
	2012	2011	2010
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	9,360	9,284	9,182

Common shares issuable under share
based payment plans which are
potentially dilutive	114	167	242

Common shares used for diluted
earnings per common share	9,474	9,451	9,424

Net income	$7,808	12,211	7,371

Earnings per common share
Basic	$0.83	1.32	0.80
Diluted	$0.82	1.29	0.78

For 2012, 2011 and 2010, 164,560, 140,370, and 111,210 shares, respectively, attributable to outstanding stock options were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive. For 2010 all outstanding restricted shares were included in the calculation of diluted earnings per common share because the unrecorded compensation and tax benefits to be credited to capital in excess of par for all awards of restricted stock were lower than the average price of the common shares, and therefore were dilutive.